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[SENTRY LOGO]
                         Sentry Variable Life Account I

                               SELF-DIRECTED LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
             FUNDED BY NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

                                 [SENTRY ART]

                                ANNUAL REPORT

                              DECEMBER 31, 1997

                        Sentry Life Insurance Company

Dear Policy Owner:                                            February 15, 1998

We are pleased to present you with the following comments of Neuberger & Berman Management Incorporated, the investment advisors for your Patriot variable annuity.

Jennifer Silver and Brooke Cobb took over management of Neuberger & Berman Advisers Management Trust (AMT) Growth Portfolio and the equity portion of AMT Balanced Portfolio in mid July. They felt it important to directly address the shareholders and describe their investment discipline. They are growth stock investors in the purest sense of the term. They want to own the stocks of companies that are growing earnings faster than the average American business and ideally, faster than the competitors in their respective industries.

They focus their research efforts on mid-cap stocks in new and/or rapidly evolving industries. By operating in the mid-cap arena (stocks with market capitalizations between $500 million and $8 billion), they believe they are likely to identify more of their brand of growth stock opportunities. Considering the currently high valuations of large cap growth stocks relative to mid-cap stocks, with comparable or in many cases, better earnings growth potential, they believe the portfolio is well positioned to take advantage of what they think will be a more favorable outlook for mid-cap growth stocks in the year ahead.

In 1997, bonds in AMT Limited Maturity Bond Portfolio and the debt portion of AMT Balanced Portfolio benefited from low inflation and reduced inflationary expectations, benign monetary and fiscal policies, and favorable supply/ demand factors in the fixed income marketplace. Inflation remained low and we saw increasing evidence that the federal budget deficit was shrinking substantially. In addition, the Treasury Department's funding policy helped create a "scarcity" value for traditional fixed rate securities.

In the fourth quarter 1997, extreme volatility in the U.S. equity market sent investors scurrying to the relative safety of bonds and economic upheaval in Asia helped attract even more foreign investors to the U.S. bond market. Strong demand and limited supply, particularly in the U.S. Treasuries market, helped fuel the strong bond rally at the close of that year.

One of their most successful strategies in 1997 was something they didn't do, namely invest in Southeast Asia. They took a hard look at these offerings and their analysis showed these bonds to have below investment grade risk characteristics with huge downside risk if the supply of external capital dried up. Their concerns were confirmed when currency turmoil, which began in July and accelerated through year end 1997, overwhelmed these countries and sent bonds plummeting.

In closing, the managers are gratified by the Portfolios' performance in 1997. The fundamental outlook for bonds remains appealing. Inflation remains low and dis-inflationary forces resulting from Asian economic turmoil should help keep the lid on inflation for the foreseeable future. Fiscal and monetary policy should continue to be benign.

Thank you for choosing Sentry to help meet your long-term life insurance and investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,

Dale R. Schuh

Dale R. Schuh, President
Sentry Life Insurance Company

The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of Neuberger & Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Advisers Management Trust Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. Shares of the Balanced Portfolio are also available as an underlying investment fund for certain qualified retirement plans. This material is authorized for distribution only when preceded or accompanied by a prospectus.



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                          SENTRY LIFE INSURANCE COMPANY

                         SENTRY VARIABLE LIFE ACCOUNT I

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 1997




ASSETS:

Investments at market value:

Neuberger & Berman Advisers Management Trust:

         Liquid Asset Portfolio, 150,455
           shares (cost $150,455)                           $  150,455

         Growth Portfolio, 136,593
           shares (cost $3,381,329)                          4,171,506

         Limited Maturity Bond Portfolio, 11,618
           shares (cost $160,688)                              164,081

         Balanced Portfolio, 66,995
           shares (cost $1,065,247)                          1,192,521
                                                            ----------
              Total investments                              5,678,563

Dividends receivable                                               598
                                                            ----------
              Total assets                                   5,679,161

LIABILITIES:

Accrued expenses                                                 1,715
                                                            ----------
NET ASSETS                                                  $5,677,446
                                                            ==========

The accompanying notes are an integral part of these financial statements



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SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For the Years ended December 31, 1997, 1996 and 1995



                                          SUB-ACCOUNTS INVESTING IN:
                                          --------------------------
                                                  LIQUID ASSET                             GROWTH
                                                    PORTFOLIO                             PORTFOLIO
                                          --------------------------------------------------------------------------------------
                                                1997            1996           1995         1997          1996            1995
                                                ----            ----           ----         ----          ----            ----

Income:
     Dividends                            $    10,121    $     9,580    $     9,124    $        --    $       997    $     4,390
Expenses:
     Risk charges                               2,305          2,288          1,940         37,804         29,155         23,650
                                          -----------    -----------    -----------    -----------    -----------    -----------

Net investment income (loss)                    7,816          7,292          7,184        (37,804)       (28,158)       (19,260)
Realized net investment gain (loss)                --             --             --        143,719         48,754         46,745
Unrealized appreciation
     (depreciation), net                           --             --             --        478,813        (44,382)       473,452
Capital gain distributions received                --             --             --        264,588        233,304         58,834
                                          -----------    -----------    -----------    -----------    -----------    -----------

Realized and unrealized gain (loss)
     on investments and capital
     gain distributions, net                       --             --                       887,120        237,676        579,031
                                          -----------    -----------    -----------    -----------    -----------    -----------

Net increase in net assets
     from operations                            7,816          7,292          7,184        849,316        209,518        559,771
                                          -----------    -----------    -----------    -----------    -----------    -----------

Purchase payments                             447,087         96,463         90,888        698,213        549,845        478,225
Transfers between subaccounts, net           (427,134)       (59,472)       (54,134)       304,525         56,399         62,754
Withdrawals and surrenders                    (80,269)       (32,192)        (1,034)      (375,499)      (184,653)      (116,440)
Monthly deductions                            (16,117)       (13,163)       (12,109)      (250,870)      (217,320)      (183,791)
Policy loans                                      (60)          (709)           (31)       (32,746)       (10,421)       (37,216)
                                          -----------    -----------    -----------    -----------    -----------    -----------

Net increase (decrease) in net assets
     derived from principal transactions      (76,493)        (9,073)        23,580        343,623        193,850        203,532
                                          -----------    -----------    -----------    -----------    -----------    -----------

Total increase (decrease) in net assets       (68,677)        (1,781)        30,764      1,192,939        403,368        763,303
Net assets at beginning of year               219,666        221,447        190,683      2,978,276      2,574,908      1,811,605
                                          -----------    -----------    -----------    -----------    -----------    -----------

Net assets at end of year                 $   150,989    $   219,666    $   221,447    $ 4,171,215    $ 2,978,276    $ 2,574,908
                                          ===========    ===========    ===========    ===========    ===========    ===========



The accompanying notes are an integral part of these financial statements


         LIMITED MATURITY                              BALANCED
         BOND PORTFOLIO                                PORTFOLIO                                   TOTAL
------------------------------------------------------------------------------------------------------------------------
      1997           1996        1995       1997          1996          1995           1997         1996          1995
      ----           ----        ----       ----          ----          ----           ----         ----          ----

  $   8,980       $ 15,386    $  9,541   $  16,109     $ 18,652       $ 11,714    $   35,210    $   44,615   $    34,769
  ---------       --------    --------   ---------     --------       --------    ----------    ----------   -----------

      1,647          1,797       1,908      10,422        8,680          7,621        52,178        41,920        35,119
  ---------       --------    --------   ---------     --------       --------    ----------    ----------   -----------
      7,333         13,589       7,633       5,687        9,972          4,093       (16,968)        2,695          (350)
  ---------       --------    --------   ---------     --------       --------    ----------    ----------   -----------
     (1,219)        (2,558)      1,206      15,467        8,235         19,996       157,967        54,431        67,947
      2,465         (6,306)      8,032     100,185      (76,957)       114,203       581,463      (127,645)      595,687
         --             --          --      41,345      103,719          3,765       305,933       337,023        62,599
  ---------       --------    --------   ---------     --------       --------    ----------    ----------   -----------

      1,246         (8,864)      9,238      156,997      34,997        137,964     1,045,363       263,809       726,233
  ---------       --------    --------   ---------     --------       --------    ----------    ----------   -----------
      8,579          4,725      16,871      162,684      44,969        142,057     1,028,395       266,504       725,883
  ---------       --------    --------   ---------     --------       --------    ----------    ----------   -----------
     20,154         25,849      27,036      176,611     142,335        161,567     1,342,065       814,492       757,716
        793         (9,331)     (3,276)     121,816      12,404         (5,344)           --            --            --
     (7,924)       (37,994)    (12,119)     (19,038)    (59,749)       (29,762)     (482,730)     (314,588)     (159,355)
    (11,054)       (12,163)    (13,030)     (93,257)    (83,683)       (81,053)     (371,298)     (326,329)     (289,983)
      1,987           (306)     (3,029)        (219)     (6,732)        (1,715)      (31,038)      (18,168)      (41,991)
  ---------       --------    --------   ---------     --------       --------    ----------    ----------   -----------
      3,956        (33,945)     (4,418)     185,913       4,575         43,693       456,999       155,407       266,387
  ---------       --------    --------   ---------     --------       --------    ----------    ----------   -----------
     12,535        (29,220)     12,453      348,597      49,544        185,750     1,485,394       421,911       992,270
    150,962        180,182     167,729      843,148     793,604        607,854     4,192,052     3,770,141     2,777,871
  ---------       --------    --------   ---------     --------       --------    ----------    ----------   -----------
  $ 163,497       $150,962    $180,182   $1,191,745    $843,148       $793,604    $5,677,466    $4,192,052   $ 3,770,141
  =========       ========    ========   ==========    ========       ========    ==========    ==========   ===========






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NOTES TO FINANCIAL STATEMENTS
December 31, 1997, 1996 and 1995

1.   ORGANIZATION AND CONTRACTS

     The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 and commenced operations on January 13, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.

     The assets of the Variable Life Account are invested in one or more of the portfolios of Neuberger & Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

     A copy of the Neuberger & Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2.   SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS

     Investments in the Trust are valued by using net asset values which are based on the daily closing prices of the underlying securities in the Trust's portfolios.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding investment gains and losses are determined on a specific identification basis.

     FEDERAL INCOME TAXES

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase contract owners' equity are not taxed.

December 31, 1997, 1996 and 1995

3.   EXPENSES

     A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. The liability for accrued mortality and expense risk premium and death benefit guarantee risk charge amounted to $1,715 at December 31, 1997.

     At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

     The Company deducts a front-end sales expense charge of 5.0% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

     The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

     December 31, 1997, 1996 and 1995

  4. NET ASSETS

     Net Assets are represented by accumulation units in the related Variable Life Account.

     At December 31, 1997 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:

                                            ACCUMULATION       ACCUMULATION
                                               UNITS            UNIT VALUE             VALUE
                                            ------------       -------------           -----
         Liquid Asset Portfolio               9,691              $15.58             $  150,989
         Growth Portfolio                   143,731               29.02              4,171,215
         Limited Maturity Bond Portfolio      9,339               17.51                163,497
         Balanced Portfolio                  57,188               20.84              1,191,745
                                                                                    ----------
              Total contract owners' equity                                         $5,677,446
                                                                                    ==========

  At December 31, 1997 significant concentrations of ownership were as follows:



                                              NUMBER OF
                                           CONTRACT OWNERS      PERCENTAGE OWNED
                                           ---------------      ----------------
         Liquid Asset Portfolio                    2                      34.1
         Limited Maturity Bond Portfolio           1                      27.2

  At December 31, 1996 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:


                                            ACCUMULATION          ACCUMULATION
                                            UNITS                 UNIT VALUE              VALUE
                                            ------------          -------------           -----
         Liquid Asset Portfolio             14,611                $15.03                $  219,666
         Growth Portfolio                  131,013                 22.73                 2,978,276
         Limited Maturity Bond Portfolio     9,110                 16.57                   150,962
         Balanced Portfolio                 47,830                 17.63                   843,148
                                                                                        ----------
              Total contract owners' equity                                             $4,192,052
                                                                                        ==========

  At December 31, 1995 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:


                                            ACCUMULATION          ACCUMULATION
                                            UNITS                 UNIT VALUE            VALUE
                                            ------------          -------------         -----
         Liquid Asset Portfolio             15,235                $14.54                $  221,447
         Growth Portfolio                  122,318                 21.05                 2,574,908
         Limited Maturity Bond Portfolio    11,223                 16.05                   180,182
         Balanced Portfolio                 47,615                 16.67                   793,604
                                                                                        ----------
              Total contract owners' equity                                             $3,770,141
                                                                                        ==========

December 31, 1997, 1996 and 1995

5.   PURCHASES AND SALES OF SECURITIES

     In 1997, purchases and proceeds on sales of the Trust's shares aggregated $2,245,774 and $1,500,435, respectively, and were as follows:


                         LIQUID ASSET          GROWTH     LIMITED MATURITY     BALANCED
                          PORTFOLIO          PORTFOLIO    BOND PORTFOLIO      PORTFOLIO        TOTAL
                         -----------         ---------    --------------      ---------        -----
Purchases                 $501,151          $1,310,732       $32,033        $401,858        $2,245,774
Proceeds on sales          570,324             740,521        21,099         168,491         1,500,435

In 1996, purchases and proceeds on sales of the Trust's shares aggregated
$1,368,190 and $872,040, respectively, and were as follows:


                         LIQUID ASSET     GROWTH    LIMITED MATURITY    BALANCED
                          PORTFOLIO     PORTFOLIO   BOND PORTFOLIO      PORTFOLIO        TOTAL
                        -----------     ---------   --------------      ---------        -----
Purchases                $153,780        $889,149        $44,216           $281,045    $1,368,190
Proceeds on sales         155,168         489,998         63,774            163,100       872,040

In 1995, purchases and proceeds on sales of the Trust's shares aggregated
$1,062,251 and $733,637, respectively, and were as follows:

                       LIQUID ASSET       GROWTH     LIMITED MATURITY   BALANCED
                         PORTFOLIO       PORTFOLIO   BOND PORTFOLIO     PORTFOLIO         TOTAL
                       -----------       ---------   --------------     ---------         -----
Purchases               $141,210          $663,423      $48,185         $209,433        $1,062,251
Proceeds on sales        110,647           420,666       45,063          157,261           733,637


                       REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS
SENTRY LIFE INSURANCE COMPANY
      AND
THE CONTRACT OWNERS OF
SENTRY VARIABLE LIFE ACCOUNT I:

We have audited the accompanying statement of assets and liabilities of the Liquid Asset Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio and Balanced Portfolio of the Sentry Variable Life Account I as of December 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of Sentry Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Liquid Asset Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio and Balanced Portfolio of the Sentry Variable Life Account I as of December 31, 1997, and the results of their operations and the changes in their net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



COOPER & LYBRAND L.L.P.

Chicago, Illinois
February 11, 1998



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                                [SENTRY LOGO]
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                             Stevens Point, WI 54481